WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.2%
COMMUNICATION SERVICES - 17.9%
Diversified Telecommunication Services - 1.9%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,170,000	$1,216,800	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	750,000	688,125
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,040,950	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,800,000	2,870,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	790,000	820,612	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,515,000	1,560,920	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,780,000	2,759,400	*(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	555,000	387,113	*(a)(b)

Total Diversified Telecommunication Services				13,343,920

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,453,000	1,612,278
Netflix Inc., Senior Notes	6.375%	5/15/29	1,875,000	2,135,719	(a)

Total Entertainment				3,747,997

Interactive Media & Services - 0.3%
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	1,020,000	1,049,447	(a)
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	991,700
Match Group Inc., Senior Notes	5.000%	12/15/27	65,000	68,406	(a)

Total Interactive Media & Services				2,109,553

Media - 10.0%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,109,000	4,221,997	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	10,653,000	11,212,283	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	3,204,000	3,264,075	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	1,330,000	1,369,900	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,229,963	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,446,733	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	14,609,000	14,955,233	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	10,820,000	10,279,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,476,000	11,160,410
Entercom Media Corp., Secured Notes	6.500%	5/1/27	380,000	396,150	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,545,000	$2,646,800	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	3,220,000	3,311,641	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	3,440,000	3,573,300	(a)

Total Media				71,067,485

Wireless Telecommunication Services - 5.2%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,284,425	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,180,289	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,620,000	2,728,075	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,530,000	1,672,481	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,256,357
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,910,000	8,015,600
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,890,525
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,373,200
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,982,000
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	391,950
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,107,000
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	986,040
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,681,057	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,032,806	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,400,491	(a)

Total Wireless Telecommunication Services				36,982,296

TOTAL COMMUNICATION SERVICES				127,251,251

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 2.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,339,000	4,271,200	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	1,020,000	1,050,600	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	717,000	716,104
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	500,000	496,250
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,023,000	4,028,028
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,528,000	3,616,200	(a)

Total Auto Components				14,178,382

Diversified Consumer Services - 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	5,907,000	6,084,210	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000	3,418,135	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,715,000		$1,804,309	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,150,000		1,173,000	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,120,000		2,194,200	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,370,000
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	880,000		809,600	(a)

Total Diversified Consumer Services					17,853,454

Hotels, Restaurants & Leisure - 1.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,250,000		1,267,187	(a)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	580,000		595,805	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	910,000		936,163	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,240,000	GBP	1,317,394	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000		1,552,609	(a)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	320,000		334,400	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,190,000		3,301,650	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	821,000		833,315	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,070,000		2,108,812	(a)

Total Hotels, Restaurants & Leisure					12,247,335

Household Durables - 0.7%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	1,330,000		1,353,275	(a)(d)
Lennar Corp., Senior Notes	5.000%	6/15/27	3,160,000		3,333,800

Total Household Durables					4,687,075

Specialty Retail - 3.0%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,030,000		2,033,553
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	3,881,000	EUR	4,394,065	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	5,360,000		5,212,600	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	6,450,000		6,288,750	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,950,000		2,905,602

Total Specialty Retail					20,834,570

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	856,000	$892,286	(a)

TOTAL CONSUMER DISCRETIONARY				70,693,102

CONSUMER STAPLES - 1.4%
Food Products - 0.8%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	720,000	732,600	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,000,000	5,200,000	(a)

Total Food Products				5,932,600

Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	400,000	417,000
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	470,000	482,455
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	810,000	838,350
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,210,000	2,306,688

Total Household Products				4,044,493

TOTAL CONSUMER STAPLES				9,977,093

ENERGY - 15.6%
Energy Equipment & Services - 0.5%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	2,320,000	1,757,400	(a)
Pride International LLC, Senior Notes	7.875%	8/15/40	1,000,000	680,000
Transocean Inc., Senior Notes	9.000%	7/15/23	306,000	327,038	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	970,000	732,350

Total Energy Equipment & Services				3,496,788

Oil, Gas & Consumable Fuels - 15.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	683,313
Berry Petroleum Co. Escrow	—	—	3,484,000	0	*(e)(f)(g)
Berry Petroleum Co. Escrow	—	—	1,230,000	0	*(e)(f)(g)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,160,000	3,081,000	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,840,000	1,874,500	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	425,000	430,313	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	810,000	904,162
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,278,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,617,762
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	565,500
Chesapeake Energy Corp., Senior Notes	7.500%	10/1/26	2,180,000	1,951,100
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	630,000	558,338

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,640,000	$2,779,514
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,443,894
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	850,000	860,625
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	1,420,000	1,377,400
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,481,296
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	180,000	172,125	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	6,650,000	6,350,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,000,000	1,050,000
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,938,000	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,702,700
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,420,000	2,426,050
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,650,000	2,820,925
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	12,240,000	12,789,576
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,508,864
Range Resources Corp., Senior Notes	5.000%	3/15/23	700,000	662,375
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,590,000	4,050,675
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,242,641	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,277,267	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,170,000	1,244,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	732,813	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	5,825,000	5,854,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,290,000	2,544,625	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	5,490,000	5,325,355	(a)
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,470,000	1,397,338

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,130,000	$2,135,325
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	1,070,000	1,037,231
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	848,036
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,110,579
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	802,768
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,728,190
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	927,450
YPF SA, Senior Notes	8.500%	7/28/25	500,000	502,725	(c)
YPF SA, Senior Notes	6.950%	7/21/27	2,030,000	1,849,228	(a)

Total Oil, Gas & Consumable Fuels				106,919,040

TOTAL ENERGY				110,415,828

FINANCIALS - 13.3%
Banks - 9.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,160,000	2,382,944	(h)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,460,000	2,785,181	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,714,823
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,700,000	1,784,091	(h)(i)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,830,000	2,733,780	(a)(i)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,634,794	(a)(h)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,063,570
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,270,000	3,502,987
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	3,420,000	3,576,824	(h)(i)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,010,000	10,405,045	(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,655,237	(a)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	710,000	$715,680	(a)(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,180,000	1,208,344	(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,560,000	3,735,081	(h)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	7,700,000	7,726,652	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,530,000	5,601,585	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000	1,462,231	(h)(i)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,170,000	1,261,301	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,458,100	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	3,220,000	3,478,405	(h)(i)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	1,838,929	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,410,048	(a)(i)

Total Banks				68,135,632

Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,620,000	2,818,740	(a)(h)(i)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,743,000
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,462,058
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,600,000	2,763,891	(a)(h)(i)

Total Capital Markets				9,787,689

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	$1,810,778
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,097,550
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,456,000

Total Consumer Finance				4,364,328

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	666,651
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	560,000	585,076
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	520,000	313,300	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	3,663,000	3,855,308	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	607,901
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	3,966,210
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	653,839

Total Diversified Financial Services				10,648,285

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,274,211	(a)

TOTAL FINANCIALS				94,210,145

HEALTH CARE - 8.4%
Health Care Providers & Services - 4.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,470,000	1,323,000	(a)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	8/15/20	179,000	178,105	(f)(i)(j)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	6/30/22	2,575,000	2,690,875	(f)(i)(j)
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000	1,183,200
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	744,612

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,750,000	$1,688,225	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	3,020,000	3,028,456
DaVita Inc., Senior Notes	5.000%	5/1/25	2,000,000	1,982,000
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	576,975
HCA Inc., Senior Notes	5.625%	9/1/28	610,000	661,850
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,640,900
HCA Inc., Senior Secured Notes	5.250%	6/15/26	4,870,000	5,399,548
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,260,000	4,223,790
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	3,500,000	3,526,250

Total Health Care Providers & Services				33,847,786

Pharmaceuticals - 3.6%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,278,343	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	1,330,000	1,350,442	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	7,140,000	7,309,361	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,466,310	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	745,570	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,090,000	1,909,487
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	540,000	523,395
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	11,600,000	10,063,000

Total Pharmaceuticals				25,645,908

TOTAL HEALTH CARE				59,493,694

INDUSTRIALS - 5.8%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	776,000	793,460	(a)

Airlines - 0.1%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	441,648	487,712

Building Products - 1.1%
Norbord Inc., Senior Secured Notes	5.750%	7/15/27	550,000	554,812	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	5,391,000	5,471,865	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,845,000	1,835,775	(a)

Total Building Products				7,862,452

Commercial Services & Supplies - 2.6%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	1,420,000	1,412,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	2,970,000		$3,203,888	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,500,000		8,137,500
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	320,000		337,600
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,155,000		5,270,987

Total Commercial Services & Supplies					18,362,875

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	1,620,000	EUR	1,734,689	(a)(k)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	600,000		579,588	(h)(i)

Machinery - 0.6%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	500,000		511,875	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,985,000		1,980,038	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	600,000		576,876	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	1,070,000		1,116,930	(a)

Total Machinery					4,185,719

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000		2,280,000	(a)

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	4,735,000		4,705,406	(a)

TOTAL INDUSTRIALS					40,991,901

INFORMATION TECHNOLOGY - 1.1%
Software - 0.1%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,069,761		139,709	(a)(k)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	530,000		557,162	(a)

Total Software					696,871

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000		781,242	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000		1,414,729
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000		677,586

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	$401,759
Western Digital Corp., Senior Notes	4.750%	2/15/26	3,759,000	3,697,164

Total Technology Hardware, Storage & Peripherals				6,972,480

TOTAL INFORMATION TECHNOLOGY				7,669,351

MATERIALS - 8.9%
Containers & Packaging - 3.0%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	5,923,305	5,997,346	(a)(k)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,766,025	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	6,185,000	6,424,669	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,260,000	2,339,100	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	4,480,000	4,883,200

Total Containers & Packaging				21,410,340

Metals & Mining - 5.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	1,008,187	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,117,750	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,390,000	1,456,025	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,960,000	3,517,932
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,980,000	3,045,187	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	750,000	749,063	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	391,000	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	797,550
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	553,438
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,050,000	2,165,312
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	731,825
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	3,720,000	3,812,070
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,430,000	1,376,375
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	6,660,000	6,127,200
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,650,000	1,705,687	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	730,000	757,375	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	2,265,465	8,496	*(a)(l)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,181,038
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,798,500
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,807,800

Total Metals & Mining				36,107,810

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.8%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	1,720,000	EUR	$1,503,335	(c)
Mercer International Inc., Senior Notes	6.500%	2/1/24	880,000		914,100
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,240,000		3,450,600	(a)

Total Paper & Forest Products					5,868,035

TOTAL MATERIALS					63,386,185

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000		89,550
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000		1,358,300
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000		165,963
CoreCivic Inc., Senior Notes	4.750%	10/15/27	960,000		867,600
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000		859,975
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,650,000		1,726,312
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,350,000		1,393,875

TOTAL REAL ESTATE					6,461,575

UTILITIES - 0.9%
Electric Utilities - 0.4%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,710,000		1,658,717	(c)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	1,110,000		1,107,225	(a)(d)

Total Electric Utilities					2,765,942

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000		3,778,125

TOTAL UTILITIES					6,544,067

TOTAL CORPORATE BONDS & NOTES (Cost - $542,448,588)					597,094,192

SOVEREIGN BONDS - 7.2%
Argentina - 1.4%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	89,190,000	ARS	2,052,409	(i)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	2,700,000		2,377,350
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,250,000		4,436,302
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,000,000		747,510	(a)

Total Argentina					9,613,571

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,344,000	BRL	$1,194,557
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	20,900,000	BRL	5,979,937

Total Brazil					7,174,494

Ecuador - 0.8%
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	4,980,000		5,403,350	(a)

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	2,460,000		2,505,621	(a)

Indonesia - 0.7%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	11,280,000,000	IDR	818,070
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	60,246,000,000	IDR	4,254,854

Total Indonesia					5,072,924

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	34,040,000	MXN	1,729,458

Poland - 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	26,420,000	PLN	7,167,822

Russia - 1.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	110,080,000	RUB	1,731,913
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	5,126,912

Total Russia					6,858,825

Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,551,292	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,250,000		1,232,238	(a)

Total Ukraine					2,783,530

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	89,410,000	UYU	2,528,794	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	24,850,000	UYU	618,071	(c)

Total Uruguay					3,146,865

TOTAL SOVEREIGN BONDS (Cost - $50,726,431)					51,456,460

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 4.6%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	2,934,215	$2,933,808	(i)(m)(n)
iHeartCommunications Inc., Term Loan	—	5/4/26	2,740,000	2,746,850	(o)
Lamar Media Corp., Term Loan B (3 mo. USD LIBOR + 1.750%)	4.125%	3/14/25	711,000	712,773	(i)(m)(n)

TOTAL COMMUNICATION SERVICES				6,393,431

CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	2,870,000	2,854,344	(i)(m)(n)

Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co., Term Loan B3	—	2/16/24	2,493,622	2,479,985	(o)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	2,661,876	2,657,704	(i)(m)(n)
Caesars Resort Collection LLC, Term Loan B	—	12/23/24	2,188,875	2,151,351	(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.154%	6/22/26	1,659,744	1,662,856	(i)(m)(n)

Total Hotels, Restaurants & Leisure				8,951,896

Specialty Retail - 0.9%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	6.670%	3/11/22	6,354,363	6,181,206	(i)(m)(n)

Textiles, Apparel & Luxury Goods - 0.0%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	8.080%	10/30/20	433,431	330,491	(i)(m)(n)

TOTAL CONSUMER DISCRETIONARY				18,317,937

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	2,100,000	2,066,625	(o)

Pharmaceuticals - 0.2%
Beta Sub LLC, Term Loan	—	5/22/26	1,410,000	1,408,237	(f)(o)

TOTAL HEALTH CARE				3,474,862

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	4/26/24	1,845,862	1,845,864	(i)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	1,982,291	$1,970,239	(i)(m)(n)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.404%	2/7/23	713,560	715,790	(i)(k)(m)(n)

TOTAL SENIOR LOANS (Cost - $32,157,835)				32,718,123

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes	1.375%	4/30/21	2,000,000	1,985,586
U.S. Treasury Notes	1.750%	11/30/21	3,000,000	3,001,465

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,973,884)				4,987,051

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	620,000	594,948

Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	4,665,000	4,326,859

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,601,910)				4,921,807

			SHARES
COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			133,649	28,120	*(e)(f)

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (Escrow)			87,452	62,869	*(e)(f)
KCAD Holdings I Ltd.			427,421,041	567,188	*(e)(f)

Total Energy Equipment & Services				630,057

Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.			161,579	1,712,737
Montage Resources Corp.			101,909	621,645	*
MWO Holdings LLC			848	64,872	*(e)(f)

Total Oil, Gas & Consumable Fuels				2,399,254

TOTAL ENERGY				3,029,311

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY			SHARES	VALUE
UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			46,332	$1,019,304	*

TOTAL COMMON STOCKS (Cost - $17,955,476)				4,076,735

	RATE
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,251,012)	8.303%		130,709	3,415,426	(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $656,115,136)				698,669,794

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENTS - 1.4%
Deutsche Bank Securities Inc. repurchase agreement dated 6/28/19; Proceeds at maturity - $10,002,075; (Fully collateralized by U.S. government obligations, 0.625% due 4/15/23; Market value - $10,208,042) (Cost - $10,000,000)	2.490%	7/1/19	10,000,000	10,000,000

			SHARES
MONEY MARKET FUNDS - 0.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,186,453)	2.261%		2,186,453	2,186,453

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,186,453)				12,186,453

TOTAL INVESTMENTS - 100.2% (Cost - $668,301,589)				710,856,247
Liabilities in Excess of Other Assets - (0.2)%				(1,582,833)

TOTAL NET ASSETS - 100.0%				$709,273,414

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of June 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Restricted security (Note 2).

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(l)	The maturity principal is currently in default as of June 30, 2019.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	7,090,000	USD	1,794,392	Barclays Bank PLC	7/17/19	$48,682
GBP	1,672,281	USD	2,171,188	Barclays Bank PLC	7/17/19	(45,380)
USD	193,527	EUR	170,000	Barclays Bank PLC	7/17/19	(94)
USD	4,691,121	EUR	4,135,123	Barclays Bank PLC	7/17/19	(18,567)
USD	3,662,603	GBP	2,780,000	Barclays Bank PLC	7/17/19	128,660
GBP	1,921,028	USD	2,437,854	Citibank N.A.	7/17/19	4,161
USD	1,817,389	BRL	7,090,000	Citibank N.A.	7/17/19	(25,684)
USD	169,770	EUR	150,000	Citibank N.A.	7/17/19	(1,073)
USD	1,139,625	EUR	1,000,000	Citibank N.A.	7/17/19	677
USD	2,335,554	GBP	1,800,000	Citibank N.A.	7/17/19	47,389
USD	1,186,873	EUR	1,050,000	Goldman Sachs Group Inc.	7/17/19	(9,022)

Total						$129,749

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$110,415,828	$0	*	$110,415,828
Health Care	—	56,624,714	2,868,980		59,493,694
Other Corporate Bonds & Notes	—	427,184,670	—		427,184,670
Sovereign Bonds	—	51,456,460	—		51,456,460
Senior Loans:
Health Care	—	2,066,625	1,408,237		3,474,862
Other Senior Loans	—	29,243,261	—		29,243,261
U.S. Government & Agency Obligations	—	4,987,051	—		4,987,051
Convertible Bonds & Notes	—	4,921,807	—		4,921,807
Common Stocks:
Consumer Discretionary	—	—	28,120		28,120
Energy	$2,334,382	—	694,929		3,029,311
Utilities	—	1,019,304	—		1,019,304
Preferred Stocks	3,415,426	—	—		3,415,426

Total Long-Term Investments	5,749,808	687,919,720	5,000,266		698,669,794

Short-Term Investments†:
Repurchase Agreements	—	10,000,000	—		10,000,000
Money Market Funds	2,186,453	—	—		2,186,453

Total Short-Term Investments	2,186,453	10,000,000	—		12,186,453

Total Investments	$7,936,261	$697,919,720	$5,000,266		$710,856,247

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$229,569	—		$229,569

Total	$7,936,261	$698,149,289	$5,000,266		$711,085,816

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$99,820	—		$99,820

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Restricted securities

The following Fund investments are restricted as to resale.

SECURITY	FACE AMOUNT	ACQUISITION DATE	COST	VALUE AT 6/30/2019	VALUE PER UNIT	PERCENT OF NET ASSETS
BioScrip Inc., First Lien Notes, 9.520%, due 6/30/22	$2,575,000	6/17	$2,558,255	$2,690,875	$104.50	0.38%
BioScrip Inc., First Lien Notes, 9.520%, due 8/15/20	179,000	5/19	177,421	178,105	99.50	0.03

			$2,735,676	$2,868,980		0.41%